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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
May 13, 2011

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:        $137,038 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                      FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------ ---------------- --------- --------- ------------------- ---------- ---------- --------------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ ----------------  --------- -------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS               COM              002824100   4316     87944    SH            SOLE               85654        0     2290
ACCENTURE LTD             SHS CLASS A      G1151C101   5110     92982    SH            SOLE               90594        0     2388
AIR PRODUCTS & CHEMICALS
 INC                      COM              009158106   3718     41207    SH            SOLE               40202        0     1005
APACHE CORP               COM              037411105   3250     24811    SH            SOLE               24288        0      523
BECTON DICKINSON          COM              075887109   3952     49583    SH            SOLE               48352        0     1231
CAPITAL TRUST - CL A      CL A NEW         14052H506    160     70000    SH            SOLE               70000        0        0
CATERPILLAR INC           COM              149123101   4062     36433    SH            SOLE               35632        0      801
CHEVRON CORPORATION       COM              166764100   5884     54687    SH            SOLE               53388        0     1299
COCA-COLA CO              COM              191216100   2630     39586    SH            SOLE               38630        0      956
CONOCOPHILLIPS            COM              20825C104   4071     50975    SH            SOLE               49887        0     1088
DISNEY WALT PRODUCTIONS   COM              254687106   5623    130456    SH            SOLE              126702        0     3754
DU PONT E I DE NEMOURS
 CO                       COM              263534109   5313     96565    SH            SOLE               94259        0     2306
EATON CORP                COM              278058102   6010    108320    SH            SOLE              105875        0     2445
EXXON MOBIL CORP          COM              30231G102   7029     83485    SH            SOLE               81445        0     2040
GLASKO SMITH KLEIN        COM              37733W105      6       149    SH            SOLE                 149        0        0
HEWLETT PACKARD CO        COM              428236103   4695    114639    SH            SOLE              111781        0     2858
ILLINOIS TOOL WORKS INC   COM              452308109      5       101    SH            SOLE                 101        0        0
INTEL CORP                COM              458140100   2925    145131    SH            SOLE              141821        0     3310
INTERNATIONAL BUSINESS
 MACHINES                 COM              459200101   5847     35836    SH            SOLE               35008        0      828
ISHARES GOLD TRUST        ISHARES          464285105    524     37340    SH            SOLE               37340        0        0
J.P. MORGAN CHASE & CO    COM              46625H100   5098    110439    SH            SOLE              107948        0     2491
JOHNSON & JOHNSON         COM              478160104   3451     58238    SH            SOLE               56772        0     1466
JOHNSON CONTROLS          COM              478366107   4781    114918    SH            SOLE              112153        0     2765
JP MORGAN ALERIAN MLP
 INDEX                    ALGERIAN ML ETN  46625H365    211      5550    SH            SOLE                5550        0        0
MCDONALDS CORP            COM              580135101   4287     56333    SH            SOLE               54960        0     1373
MERCK                     COM              58933Y105      7       212    SH            SOLE                 212        0        0
METLIFE INC               COM              59156R108   2659     59354    SH            SOLE               58022        0     1332
MICROSOFT CORP            COM              594918104   4184    164746    SH            SOLE              161430        0     3316
NOVARTIS AG - ADR         SPON ADR B       66987V109   4035     74264    SH            SOLE               72536        0     1728
NYSE EURONEXT             COM              629491101   3626    102335    SH            SOLE              100486        0     1849
PEPSICO INC               COM              713448108   4128     64033    SH            SOLE               62490        0     1543
PROCTER & GAMBLE          COM              742718109   3632     58924    SH            SOLE               57652        0     1272
SPDR GOLD TRUST           GOLD SHS         78463V107    542      3875    SH            SOLE                3875        0        0
TEVA PHARMACEUTICAL INDS  ADR              881624209   3429     68308    SH            SOLE               66890        0     1418
UNION PACIFIC CORP        COM              907818108   2955     30058    SH            SOLE               29382        0      676
UNITED PARCEL SERVICE
 INC                      COM              911312106      8       112    SH            SOLE                 112        0        0
UNITED TECHNOLOGIES CORP  COM              913017109   4855     57296    SH            SOLE               56011        0     1285
WAL-MART STORES           COM              931142103   3237     62177    SH            SOLE               60626        0     1551
WASTE MANAGEMENT          COM              94106L109      8       206    SH            SOLE                            0      206
WELLS FARGO CO            COM              949746101   4060    127928    SH            SOLE              125339        0     2589
WHIRLPOOL                 COM              963320106   2718     31828    SH            SOLE               31136        0      692
LEAR CORP                 COM              521865105      0       102    SH            NONE                            0      102
                                                     137038